Note 16 - Properties, Plants, Equipment and Mine Development, net, and Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of properties, plants, equipment, and mine development

Our major components of properties, plants, equipment, and mine development are (in thousands):

	December 31,
	2025	2024

Mining properties, including asset retirement obligations	$761,053	$695,786
Development costs	523,775	476,315
Plants and equipment	1,377,237	1,289,306
Land	32,962	35,680
Mineral interests	828,829	842,431
Construction in progress	72,281	66,566
	3,596,137	3,406,084
Less accumulated depreciation, depletion and amortization	1,465,556	1,339,662
Net carrying value	$2,130,581	$2,066,422